Activities of Orange Bank - Maturities of financial assets - Tabular disclosure (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 4,904
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	615
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	795
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	171
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,022
Not later than one year [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	46
Not later than one year [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	114
Not later than one year [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	164
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,899
Later than two years and not later than five years [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	359
Later than two years and not later than five years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	337
Later than two years and not later than five years [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	7
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	983
Later than five years [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	210
Later than five years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	344
Loans and advances to customers [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,153
Loans and advances to customers [member] | Not later than one year [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	545
Loans and advances to customers [member] | Later than two years and not later than five years [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,180
Loans and advances to customers [member] | Later than five years [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	428
Loans and advances to credit institutions [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	943
Loans and advances to credit institutions [member] | Not later than one year [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	939
Loans and advances to credit institutions [member] | Later than two years and not later than five years [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Loans and advances to credit institutions [member] | Later than five years [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1
Other financial assets and derivatives [member] | Loans and receivables, and derivatives, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	227
Other financial assets and derivatives [member] | Not later than one year [member] | Loans and receivables, and derivatives, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	214
Other financial assets and derivatives [member] | Later than two years and not later than five years [member] | Loans and receivables, and derivatives, category [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 13